Summary of equity attributable to Novartis AG shareholders	6 Months Ended
Jun. 30, 2024
Disclosure of equity [abstract]
Disclosure of equity [text block]
4. Summary of equity attributable to Novartis AG shareholders
		Number of outstanding shares (in millions)		Issued share capital and reserves attributable to Novartis AG shareholders (in USD millions)

	Note	2024	2023	H1 2024	H1 2023

Balance at beginning of year		2 044.0	2 119.6	46 667	59 342

Shares acquired to be canceled		-26.7	-61.3	-2 698	-5 767

Other share purchases		-1.1	-1.3	-115	-121

Exercise of options and employee transactions		0.0	2.8	-35	153

Equity-based compensation		8.3	8.5	552	433

Shares delivered to Sandoz employees as a result of the Sandoz spin-off		0.1		12

Taxes on treasury share transactions				8	8

Dividends	4.1			-7 624	-7 255

Net income of the period attributable to shareholders of Novartis AG				5 934	4 609

Other comprehensive income attributable to shareholders of Novartis AG				-1 054	387

Impact of change in ownership of consolidated entities				-28

Other movements	4.3			114	58

Balance at June 30		2 024.6	2 068.3	41 733	51 847

4.1. The gross dividend to shareholders of Novartis AG amounted to USD 7.6 billion. The net dividend payment to Novartis AG shareholders paid in March 2024 amounted to USD 5.2 billion. The USD 2.4 billion Swiss withholding tax on the gross dividend was paid at its due date in April 2024.
4.2. In December 2021, Novartis entered into an irrevocable, non-discretionary arrangement with a bank to repurchase Novartis shares on the second trading line under its up-to USD 15.0 billion share buyback. The arrangement was updated in July 2022, December 2022, and May 2023, and concluded in June 2023.
In June 2023, Novartis entered into an irrevocable, non-discretionary arrangement with a bank to repurchase 11.7 million Novartis shares on the second trading line, which concluded in July 2023.
In July 2023, Novartis entered into a new irrevocable, non-discretionary arrangement with a bank to repurchase Novartis shares on the second trading line under its new up-to USD 15.0 billion share buyback.
In June 2024, Novartis amended the arrangement to repurchase an additional 8.7 million Novartis shares on the second trading line to mitigate deliveries under employee participation programs. Novartis is able to cancel this arrangement but may be subject to a 90-day waiting period under certain conditions. As of June 30, 2024, and December 31, 2023, these waiting period conditions were not applicable and as a result, there was no requirement to record a liability under this arrangement as of June 30, 2024, and December 31, 2023.
4.3. Other movements include, for subsidiaries in hyper-inflationary economies, the impact of the application of IAS Standards 29 “Financial Reporting in Hyperinflationary Economies.”